Document and Entity Information	Dec. 30, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 30, 2022
Entity Registrant Name	MARLIN TECHNOLOGY CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39886
Entity Tax Identification Number	98-1555920
Entity Address, Address Line One	338 Pier Avenue
Entity Address, City or Town	Hermosa Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90254
City Area Code	310
Local Phone Number	364-0110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001823855
Member Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	FINMU
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	FINMW
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	FINM
Security Exchange Name	NASDAQ